Average Annual Total Returns - PROFUND VP FALLING US DOLLAR	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		ICE® U.S. Dollar Index® OneYear		ICE® U.S. Dollar Index® FiveYears		ICE® U.S. Dollar Index® TenYears
Total	4.80%	(0.42%)	(3.12%)	Aug. 31, 2007	18.40%	[1]	15.22%	[1]	13.88%	[1]	(6.69%)	[1]	(1.83%)	[1]	1.30%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.